Segment reporting (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenue generated from sales	$ 1,016	$ 1,952	$ 7,200	$ 7,200
Corn [Member]
Sales		1,796,006
Revenue generated from sales		1,796,006
Other products [Member]
Sales		474,860
Revenue generated from sales		$ 2,270,866